Breakdown of pension and restoration plans liabilities (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Pension Plans, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Pension Plan Liabilities, Current	$ 0	$ 0
Defined Benefit Pension Plan, Liabilities, Noncurrent	126,086	155,308
Other Pension Plans Defined Benefit Member
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Pension Plan Liabilities, Current	51	50
Defined Benefit Pension Plan, Liabilities, Noncurrent	$ 9,384	$ 8,007